FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Schedule of financial assets

	2017	2018
Loans and receivables
Cash and cash equivalents	25,145	—
Trade and other receivables, net	9,564	—
Other current financial assets	1,005	—
Other non-current assets	183	—
Available-for-sale financial assets
Available-for-sale investments	1,541	—
Amortized cost
Cash and cash equivalents, net	—	17,435
Trade and other receivables, net	—	9,928
Contract assets, net	—	1,560
Other current financial assets, net	—	844
Other non-current assets, net	—	443
FVTPL
Subsidiaries' investments	—	709
Mutual funds	—	470
Convertible bonds	—	213
Total financial assets	37,438	31,602

Schedule of financial liabilities

	2017	2018
Financial liabilities measured at amortized cost
Trade and other payables	15,791	15,214
Accrued expenses	12,630	12,769
Interest-bearing loans and other borrowings
Short-term bank loans	2,289	4,043
Two-step loans	1,098	949
Bonds and notes	8,982	10,481
Long-term bank loans	18,004	23,220
Obligations under finance leases	3,804	3,145
Other borrowings	1,295	2,244
Other liabilities	296	261
Total financial liabilities	64,189	72,326

Schedule of fair values

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2017	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,541	1,541	1,151	17	373
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings:
Two-step loans	1,098	1,111	—	—	1,111
Bonds and notes	8,982	10,051	10,051	—	—
Long-term bank loans	18,004	18,126	—	—	18,126
Obligations under finance leases	3,804	3,804	—	—	3,804
Other borrowings	1,295	1,365	—	—	1,365
Other liabilities	296	296	—	—	296
Total	35,020	36,294	11,202	17	25,075

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2018	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	470	470	470	—	—
Convertible bonds	213	213	—	—	213
Subsidiaries' investments	709	709	—	—	709
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings:
Two-step loans	949	898	—	—	898
Bonds and notes	10,481	10,894	9,380	—	1,514
Long-term bank loans	23,220	22,796	—	—	22,796
Obligations under finance leases	3,145	3,145	—	—	3,145
Other borrowings	2,244	2,154	—	—	2,154
Other liabilities	261	261	—	—	261
Total	41,692	41,540	9,850	—	31,690

Schedule of exposure to foreign currency risk

	2017		2018
	U.S. dollar	Japanese yen	U.S. dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	261	7	473	8
Financial liabilities	(304)	(5,413)	(391)	(4,656)
Net exposure	(43)	(5,406)	82	(4,648)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2018
U.S. dollar (1% strengthening)	12
Japanese yen (5% strengthening)	(30)

Schedule of interest rate profile of interest-bearing financial instruments

	2017	2018
Fixed rate borrowings	(14,281)	(21,260)
Variable rate borrowings	(21,191)	(22,822)

Schedule of maximum exposure to credit risk of financial assets

	2017	2018
Cash and cash equivalents	25,145	17,435
Trade and other receivables, net	9,564	9,928
Contract Asset	—	1,560
Other current financial assets	2,173	1,314
Other non-current assets	183	443
Total	37,065	30,680

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2022 and
	amount	cash flows	2018	2019	2020	2021	thereafter
2017
Trade and other payables	15,791	(15,791)	(15,791)	—	—	—	—
Accrued expenses	12,630	(12,630)	(12,630)	—	—	—	—
Interest bearing loans and other borrowings:
Bank loans	20,293	(24,365)	(7,721)	(5,056)	(3,979)	(2,641)	(4,968)
Bonds and notes	8,982	(18,278)	(929)	(929)	(2,873)	(726)	(12,821)
Obligations under finance leases	3,804	(4,685)	(1,083)	(969)	(866)	(778)	(989)
Other borrowings	1,295	(1,759)	(220)	(303)	(285)	(266)	(685)
Two-step loans	1,098	(1,247)	(251)	(223)	(215)	(190)	(368)
Other liabilities	296	(355)	(17)	(34)	(34)	(135)	(135)
Total	64,189	(79,110)	(38,642)	(7,514)	(8,252)	(4,736)	(19,966)

	Carrying	Contractual					2023 and
	amount	cash flows	2019	2020	2021	2022	thereafter
2018
Trade and other payables	15,214	(15,214)	(15,214)	—	—	—	—
Accrued expenses	12,769	(12,769)	(12,769)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	949	(1,075)	(242)	(232)	(205)	(159)	(237)
Bonds and notes	10,481	(19,050)	(1,562)	(3,436)	(1,231)	(2,817)	(10,004)
Bank loans	27,263	(33,376)	(10,441)	(9,165)	(3,991)	(3,220)	(6,559)
Other borrowings	2,244	(2,905)	(490)	(570)	(533)	(495)	(817)
Obligations under finance leases	3,145	(3,764)	(1,049)	(945)	(781)	(605)	(384)
Other liabilities	261	(306)	(16)	(36)	(36)	(109)	(109)
Total	72,326	(88,459)	(41,783)	(14,384)	(6,777)	(7,405)	(18,110)

Schedule of changes in liabilities arising from financing activities

			Non-cash changes
				Foreign
	December 31,	Net		exchange	New	Other	December 31,
	2017	cash flows	Acquisition	movement	leases	Changes	2018
Short-term bank loans	2,289	1,759	—	—	—	(5)	4,043
Two step loans	1,098	(214)	—	65	—	—	949
Bonds and notes	8,982	1,498	—	—	—	1	10,481
Long-term bank loans	18,004	5,088	58	86	—	(16)	23,220
Other borrowings	1,295	947	—	—	—	2	2,244
Obligations under finance leases	3,804	(827)	—	—	168	—	3,145
Total liabilities from financing activities	35,472	8,251	58	151	168	(18)	44,082